March 31, 2012



Volumetric Fund, Inc.
A No-Load Mutual Fund
----------------------                                           1
First Quarter
Report 2012
















               Volumetric Fund, Inc.

                     (Logo)











To our shareholders:

Volumetric Fund's net asset value (NAV) advanced 7.0% in the first quarter of 2012. Our NAV has appreciated
$1.23, from $17.48 to $18.71, during this period. Our higher then average cash position had a somewhat negative effect on our return. For only the third time in the past 10 years, the Standard & Poor 500
Index outperformed the Fund during the first quarter, as it advanced 12.0% during that period. The NASDAQ composite index, fully loaded with high tech stocks, after acting poorly in the past ten years, did particularly well in the first quarter. However, as indicated in the table below, we still substantially have outperformed the market indices, ever since the introduction of the 'Volume and Range' system in 2000.

			   First Quarter       Since
		              2012          9/1/2000*
      Volumetric Fund	     + 7.0%	      +52.7%
      S&P 500 Index	     +12.0    	      - 7.4
      NYSE Index	     + 9.9	      +14.7
      Dow-Jones 30 	     + 8.1	      +17.6
      NASDAQ Comp.	     +18.9	      -27.0

*Introduction of 'Volume and Range' system

The Volumetric Index, which measures the value of a hypothetical investment of $10,000 in the Volumetric
Fund since its inception on January 1, 1979, climbed to $205,047. This is somewhat below its all-time record high of $213,157, established on April 29, 2011. This is equivalent to a 9.5% compounded growth rate since the Fund's inception about 33 years ago.

PORTFOLIO REVIEW

At the end of the first quarter we had 78 securities in our portfolio. Our average stock was up 24.5%. Our portfolio contains 69 gainers and 9 minor losers. Our cash position, as of March 31, was 9.3%, down substantially from 22.5%, as of December 31, 2011. As of March 31, our best percentage gainer was Monster
Beverage, previously named Hansen Natural, which has more than tripled, with a 236% gain. Our worst performer was Chiquita Brands with a 14% loss.

During the first quarter, we purchased 22 stocks and sold 11, as indicated below:

	Purchases:  Alcoa, Autonation, Beam, Inc., Best Buy
Co., Broadcom, Cigna Corp., Columbia Sportsware, CSX,
Harsco, Ingersoll-Rand, LLL Communications, Manpower,
M.D.C. Holdings, Paccar, Patterson Co., Proctor &
Gamble, Sealed Air, Staples, Thermo Fisher
Scientific, Ultra Petroleum, Walgreeen and Wolverine
World Wide.

Sales: Altera, Gentex, Helmerich & Payne, JC Penney,
Jones Group, Medtronic, Pep Boys, Radio Shack,
Ruddick, Southwest Airlines, and Waste Connections.
The three best gainers were Altera with a 57% realized gain, Waste Connections with a 54% gain and Gentex with a 43% gain.

Currently, our top ten common stocks are the following:

            TOP TEN COMMON STOCK HOLDINGS*
                   (as of 3/31/2012)

	                         % of Total    % Gain

Monster Beverage	           2.75%	  235.6%
Equinix	                           1.67	           74.5
Stanley Black & Decker	           1.63    	  130.8
Aeropostale	                   1.60	           60.2
Old Dominion Freight Line	   1.54	           67.0
MasTec	                           1.42	           70.9
Owens Corning	                   1.41	           44.5
Ball Corp.	                   1.38  	   70.1
Eastman Chemical	           1.38	           65.0
Granite Construction	           1.35	           41.1


*Indices and Exchange traded funds (ETFs) are not included



ANNUAL MEETING

   The annual meeting of shareholders will be held at 8 p.m., Wednesday, June 13, 2012, at the Holiday Inn,
329 Route 303, Orangeburg, New York. Invitations and proxy statements will be sent to shareholders in May. Shareholders of record at the close of business on April 16, 2012, are entitled to receive proxy material and an invitation to attend the meeting.

   At the meeting, as described in the Proxy Statement, you will be asked to elect nine directors and ratify the appointment of BBD, LLP, as independent registered public accounting firm of the Fund for calendar year 2012. We will also review the Volumetric's year-to-date performance.


PRIVACY POLICY

   According to federal law and regulations, financial
institutions, including mutual funds, are required to
disclose their privacy policy to their clients and
shareholders   annually. To meet this requirement,
our fund's privacy policy is described in the following paragraphs.
Volumetric Fund and its affiliate Volumetric
Advisers, Inc. work hard to maintain the highest standard of confidentiality and to respect the privacy of its shareholders and clients. The non-public personal information collected about you comes primarily from the account applications or other forms you submit to Volumetric Fund, Inc.

   We do not market or disclose information about you to anyone, except as permitted by law. For example, this may include disclosing information according to your express consent to fulfill your instructions, such as in a mortgage application, or to comply with applicable laws and regulations.

   We limit information about you to those of our employees who are involved in servicing your account.
We maintain physical, electronic, and procedural safeguards that are designed to comply with federal standards to guard the information. If our relationship ends, we will continue to treat the information as described in this Privacy Policy notice.


UPDATE AND OUTLOOK


   After dropping sharply during the first ten days of April, the stock market appears to stabilize.
As of April 17, Volumetric Fund's NAV stood at $18.49, down 1.2% from its March 31st closing price. The S&P
500 index declined 1.3% in the same period. Several factors were responsible for the market drop. First, after the relatively great increase in the first quarter the market was due some kind of profit taking.
Also, many stock market indices dropped below their so called 50-day moving average. This initiated a short term sell signal for some stock market technicians.
Furthermore, disappointing job and unemployment report, released on April 6, had a substantial negative effect.
Finally, due to the debt crisis, the European markets dropped in early April, which then carried through into the U.S. markets.


	Despite the relatively poor start in April, we remain optimistic for 2012 for the following reasons:

   1) We expect a gradual improvement in the economy and unemployment.

   2) According to the Federal Reserve's projections, interest rates will remain very low at least through 2013. Low interest rates make stocks more attractive relative to other investments.

   3) Presidential election years generally yield positive returns for the market.

   4) Over the past 30 years, strong first quarters, like the one ended in March, have tended to be followed by more gains for the rest of the year.

   We appreciate your continued support. In case you wish to add to your account, please enclose your check or money order in the prepaid envelope we sent you with the proxy. As you know, you can follow our NAV daily on our website: www.volumetric.com. Also, you may type in our ticker symbol, VOLMX, on any stock market website.

We hope to see many of you at our annual meeting. Please do not hesitate to call us, if you have any questions.

April 18, 2012

   Sincerely,



/s/ Gabriel Gibs	/s/ Irene Zawitkowski

Gabriel Gibs		   Irene Zawitkowski
Chairman & CEO		   President









	       VOLUMETRIC FUND, INC.
	      STATEMENT OF NET ASSETS
	           March 31, 2012
	             (Unaudited)

Equities: 90.5%
SHARES	COMPANY	                                 VALUE
 	Aerospace/Defense: 2.2%
 2,800	Boeing Co.	                       $208,236
 3,300	United Technologies Corp.	        273,702
                                               --------
		                                481,938
                                               --------
	Apparel: 0.9%
 4,294	Columbia Sportswear	                203,750
                                               --------
	Auto/Auto Parts: 3.1%
 5,600	Autonation	                        192,136
 3,000	Borg-Warner Inc.*	                253,020
 4,700	Paccar	                                220,101
                                               --------
		                                665,257
                                               --------
	Building/Construction: 1.2%
10,000	MDC Holdings                  	        257,900
                                               --------
 	Business Services: 4.4%
 8,500	Iron Mountain Inc.	                244,800
 5,000	Manpower Group	                        236,850
 8,289	Meredith	                        269,061
 7,200	Paychex Inc.	                        223,128
                                               --------
		                                973,839
                                               --------
 	Chemicals: 6.6%
 2,700	Air Products & Chemicals, Inc.	        247,860
 2,685	Cytec Industries	                163,221
 5,200	DuPont de Nemours	                275,080
 5,800	Eastman Chemical Co.	                299,802
 2,000	Praxair Inc.	                        229,280
 5,600	Sensient Technologies Corp. 	        212,800
                                               --------
 		                              1,428,043
                                               --------
	Communications: 2.8%
 3,000	LLL Communications	                212,310
 3,214	Motorola Solutions Inc.	                163,368
10,109	Telephone & Data Systems	        234,049
                                               --------
		                                609,727
                                               --------
	Computers/Hardware: 0.8%
 8,049	Cisco Systems Inc.	                170,236
                                               --------
	Computers/Software: 4.1%
 7,700	Adobe Systems Inc.*	                264,187
 4,200	Ansys, Inc.*	                        273,084
 2,300	Equinix*	                        362,135
                                               --------
		                                899,406
                                               --------
	Consumer Products: 2.0%
 4,200	Church & Dwight Co, Inc.	        206,598
 3,400	Proctor & Gamble	                228,514
                                               --------
		                                435,112
                                               --------
	Drugs: 4.2%
 6,100	Eli Lilly & Co.	                        245,617
 2,500	McKesson Corp.	                        219,425
 5,098	Merck & Co. 	                        195,763
11,500	Pfizer Inc.	                        260,418
                                               --------
		                                921,223
                                               --------
	Electrical/Semiconductor: 4.6%
 6,200	Broadcom	                        243,660
18,000	NVIDIA* Corp.	                        277,110
 6,900	Texas Instruments Inc.	                231,909
20,000	Vishay Intertechnology* Inc.	        243,200
                                               --------
		                                995,879
                                               --------
	Foods/Beverage: 6.6%
 3,900	Beam Inc.	                        228,423
18,000	Chiquita Brands International*	        158,220
 3,400	Coca-Cola Co.	                        251,634
 9,600	Monster Beverage**	                596,064
10,700	Tyson Foods Inc., Class A	        204,905
                                               --------
		                              1,439,246
                                              ---------
	Forest Products: 2.0%
 7,700	Avery Dennison	                        232,001
10,000	Sealed Air	                        193,100
                                               --------
		                                425,101
                                               --------
 	Indexes: 5.9%
 5,400	Dow-Jones Industrial Trust ETF	        711,720
 2,200	SPDR S&P 500 Trust ETF	                309,782
17,000	SPDR XLFinancial  ETF	                268,515
                                               --------
		                              1,290,017
                                              ---------


SHARES	COMPANY	                                  VALUE
	Leisure: 2.3%
  6,100 Disney, Walt	                       $267,058
 13,500 International Game Technology           226,665
                                               --------
		                                493,723
                                               --------
	Machinery: 6.9%
  8,700 Albany International Class A	        199,665
  7,000 Ball Corporation	                300,160
  3,600 Dover Corp.	                        226,584
  5,500 Ingersoll Rand	                        227,425
  2,200 Parker Hannifin	                        188,010
  4,600 Stanley Black & Decker Inc.	        354,016
                                               --------
   	 	                              1,495,860
                                              ---------
	Materials/Metals: 4.4%
 20,000 Alcoa	                                200,400
 10,200 Granite Construction Inc.	        293,148
  7,000 Harsco	                                164,220
  8,483 Owens Corning*	                        305,642
                                               --------
		                                963,410
                                               --------
	Medical/Health : 3.0%
  4,500 CIGNA Corp.	                        221,625
  6,700 Patterson Co.	                        223,780
  8,400 PSS World Medical Inc.*	                203,196
                                               --------
		                                648,601
                                               --------
	Misc./Diversified: 3.6%
  8,400 Actuant Corp, Class A	                243,516
 17,000 Mastec Inc 	                        307,530
  4,100 Thermo Fisher Scientific	        231,158
                                               --------
		                                782,204
                                               --------
	Oil/Energy: 3.0%
 3,100	Devon Energy Corp. 	                220,472
17,500	McDermott International Inc.*	        224,175
 9,300	Ultra Petroleum	                        210,459
                                               --------
		                                655,106
                                               --------
	Restaurants: 2.4%
 2,600	McDonald's Corp.	                255,060
 6,800	PF Chang's China Bistro Inc.	        268,736
                                               --------
		                                523,796
                                               --------
	Retail: 5.5%
16,000	Aeropostale Inc.*	                345,920
 7,700	Best Buy	                        182,336
13,500	Staples	                                218,565
 5,300	Walgreen	                        210,987
 3,700	Wal-Mart Stores Inc. 	                226,440
                                               --------
		                              1,184,248
                                              ---------
	Shoes: 0.9%
 5,300	Wolverine World Wide	                197,054
                                              ---------
	Transportation/Shipping: 4.8%
10,000	CSX Corp.	                        215,200
13,500	Greenbrier Companies Inc.*	        267,165
 3,400	Norfolk Southern Corp. 	                223,822
 7,000	Old Dominion Freight Line*	        333,690
                                              ---------
		                              1,039,877
                                              ---------
	Utilities: 2.3%
 5,600	Edison International	                238,056
 6,510	Exelon	                                255,257
                                              ---------
		                                493,313
                                              ---------
TOTAL EQUITIES:
(COST:	$16,080,633)	                     19,681,526
                                             ----------
CASH EQUIVALENTS  9.5%
   Cash		                                 10,063
   JP Morgan Interest Bearing Deposit Acct.   2,399,558
   Dividends and interest receivable		 26,006
                                              ---------
TOTAL CASH EQUIVALENTS/ RECEIVABLES	      2,435,627
                                              ---------
TOTAL ASSETS		                     22,117,153
   Less payable to broker		       (430,260)
                                              ---------
NET ASSETS: 100.0%		            $21,686,893
                                            ===========
VOLUMETRIC SHARES OUTSTANDING		      1,158,841
                                              ---------
NET ASSET VALUE PER SHARE		         $18.71
                                                =======
	*  Non-income producing security
	** Previously named Hansen Natural

See notes to financial statements







Volumetric Fund, Inc.
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
Ticker: VOLMX
www.volumetric.com

Investment Adviser and
Transfer Agent

Volumetric Advisers, Inc.
Pearl River, New York

Custodian

J.P. Morgan Chase
New York, New York

Independent Registered Public
Accounting Firm

BBD, LLP
Philadelphia, Pennsylvania

Board of Directors

William P. Behrens
Gabriel J. Gibs, Chairman
Josef  Haupl
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski


Officers

Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer